Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NUVEEN INVESTMENT TRUST II
Prospectus Date	rr_ProspectusDate	Nov. 30, 2017
Supplement [Text Block]	nit2_SupplementTextBlock

NUVEEN SANTA BARBARA DIVIDEND GROWTH FUND

NUVEEN SANTA BARBARA GLOBAL DIVIDEND GROWTH FUND

NUVEEN SANTA BARBARA INTERNATIONAL DIVIDEND GROWTH FUND

SUPPLEMENT DATED APRIL 16, 2018

TO THE PROSPECTUS DATED NOVEMBER 30, 2017

Notwithstanding anything to the contrary in the prospectus, the Funds do not invest principally in growth stocks. As a result, the following sections of the prospectus are deleted in their entirety: “Fund Summaries – Nuveen Santa Barbara Dividend Growth Fund – Principal Risks – Growth Stock Risk;” “Fund Summaries – Nuveen Santa Barbara Global Dividend Growth Fund – Principal Risks – Growth Stock Risk;” “Fund Summaries – Nuveen Santa Barbara International Dividend Growth Fund – Principal Risks – Growth Stock Risk;” and “How We Manage Your Money – What the Risks Are – Principal Risks – Growth stock risk.”

Nuveen Santa Barbara Dividend Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nit2_SupplementTextBlock

NUVEEN SANTA BARBARA DIVIDEND GROWTH FUND

SUPPLEMENT DATED APRIL 16, 2018

TO THE PROSPECTUS DATED NOVEMBER 30, 2017

Notwithstanding anything to the contrary in the prospectus, the Funds do not invest principally in growth stocks. As a result, the following sections of the prospectus are deleted in their entirety: “Fund Summaries – Nuveen Santa Barbara Dividend Growth Fund – Principal Risks – Growth Stock Risk;” “Fund Summaries – Nuveen Santa Barbara Global Dividend Growth Fund – Principal Risks – Growth Stock Risk;” “Fund Summaries – Nuveen Santa Barbara International Dividend Growth Fund – Principal Risks – Growth Stock Risk;” and “How We Manage Your Money – What the Risks Are – Principal Risks – Growth stock risk.”

Nuveen Santa Barbara Global Dividend Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nit2_SupplementTextBlock

NUVEEN SANTA BARBARA GLOBAL DIVIDEND GROWTH FUND

SUPPLEMENT DATED APRIL 16, 2018

TO THE PROSPECTUS DATED NOVEMBER 30, 2017

Notwithstanding anything to the contrary in the prospectus, the Funds do not invest principally in growth stocks. As a result, the following sections of the prospectus are deleted in their entirety: “Fund Summaries – Nuveen Santa Barbara Dividend Growth Fund – Principal Risks – Growth Stock Risk;” “Fund Summaries – Nuveen Santa Barbara Global Dividend Growth Fund – Principal Risks – Growth Stock Risk;” “Fund Summaries – Nuveen Santa Barbara International Dividend Growth Fund – Principal Risks – Growth Stock Risk;” and “How We Manage Your Money – What the Risks Are – Principal Risks – Growth stock risk.”

Nuveen Santa Barbara International Dividend Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nit2_SupplementTextBlock

NUVEEN SANTA BARBARA INTERNATIONAL DIVIDEND GROWTH FUND

SUPPLEMENT DATED APRIL 16, 2018

TO THE PROSPECTUS DATED NOVEMBER 30, 2017

Notwithstanding anything to the contrary in the prospectus, the Funds do not invest principally in growth stocks. As a result, the following sections of the prospectus are deleted in their entirety: “Fund Summaries – Nuveen Santa Barbara Dividend Growth Fund – Principal Risks – Growth Stock Risk;” “Fund Summaries – Nuveen Santa Barbara Global Dividend Growth Fund – Principal Risks – Growth Stock Risk;” “Fund Summaries – Nuveen Santa Barbara International Dividend Growth Fund – Principal Risks – Growth Stock Risk;” and “How We Manage Your Money – What the Risks Are – Principal Risks – Growth stock risk.”